OTHER INFORMATION - Components of Other Income (Expense) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Foreign exchange loss									$ 29,563	$ (69,599)	$ 14,790
Other									237	(1,083)	(2,403)
Total other income (expense) — net	$ 7,204	$ 9,696	$ 8,908	$ 3,992	$ (24,484)	$ (6,524)	$ (33,871)	$ (5,803)	$ 29,800	$ (70,682)	$ 12,387